CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Highway Holdings Limited Shareholders Equity [Member]	Noncontrolling Interest [Member]	Total
Balance at Mar. 31, 2010	$ 38	$ 11,289	$ 461	$ (13)	$ (53)	$ 11,722	$ (50)	$ 11,672
Balance (in shares) at Mar. 31, 2010	3,779
Net income	0	0	1,650	0	0	1,650	(22)	1,628
Treasury shares cancelled (note 13)	(1)	(52)	0	0	53	0	0	0
Treasury shares cancelled (note 13) (in shares)	(37)
Shares issued to a consultant (note 18)	1	55	0	0	0	56	0	56
Shares issued to a consultant (note 18) (in shares)	30
Shares repurchase (note 13)	0	0	0	0	(15)	(15)	0	(15)
Exercise of share options	0	24	0	0	1	25	0	25
Exercise of share options (in shares)	9
Employee's share-based compensation	0	19	0	0	0	19	0	19
Translation adjustments	0	0	0	(4)	0	(4)	0	(4)
Cash dividends	0	0	(905)	0	0	(905)	0	(905)
Disposal of subsidiaries	0	0	0	17	0	17	72	89
Balance at Mar. 31, 2011	38	11,335	1,206	0	(14)	12,565	0	12,565
Balance (in shares) at Mar. 31, 2011	3,781
Net income	0	0	184	0	0	184	0	184
Exercise of share options	0	5	0	0	0	5	0	5
Exercise of share options (in shares)	3							(3)
Translation adjustments								0
Cash dividends	0	0	(756)	0	0	(756)	0	(756)
Balance at Mar. 31, 2012	38	11,340	634	0	(14)	11,998	0	11,998
Balance (in shares) at Mar. 31, 2012	3,784
Net income	0	0	448	0	0	448	0	448
Translation adjustments	0	0	0	16	0	16	0	(16)
Cash dividends	0	0	(454)	0	0	(454)	0	(454)
Balance at Mar. 31, 2013	$ 38	$ 11,340	$ 628	$ 16	$ (14)	$ 12,008	$ 0	$ 12,008
Balance (in shares) at Mar. 31, 2013	3,784